Schedule of Fair Value of Stock Options (Details)	12 Months Ended
Dec. 31, 2023
FG Group Holdings Inc [Member]
Expected dividend yield at date of grant	0.00%
Risk-free interest rate	3.52%
Expected stock price volatility	68.20%
Expected life of options (in years)	5 years
Strong Global Entertainment Inc [Member]
Expected dividend yield at date of grant	0.00%
Risk-free interest rate	3.82%
Expected stock price volatility	68.70%
Expected life of options (in years)	5 years